INTANGIBLE ASSETS AND GOODWILL (Schedule of estimation of amortization expense) (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 115	$ 152
2025	152	152
2026	152	152
2027	152	152
2028	152	$ 152
Thereafter	185
Total	$ 908